Loans and financing - Schedule of Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue	R$ 692,407	R$ 730,519
Current position	247,740	39,137
Non-current position	444,667	691,382
Eight issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue		40,758
Nine issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue	495,548	493,990
Tenth issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures issue	R$ 196,859	R$ 195,771
Local interbank deposit certificate rate [member] | Eight issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Variable spread on interest rate (as a percent)	1.50%
Local interbank deposit certificate rate [member] | Nine issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Variable spread on interest rate (as a percent)	122.00%
Local interbank deposit certificate rate [member] | Tenth issue [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Variable spread on interest rate (as a percent)	117.00%